Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
U.S. Federal statutory income tax	35.00%	35.00%
State and local income tax, net of benefits	4.90%	4.40%
Fair value of Derivatives	17.10%	(2.90%)
Nondeductible guarantee fees	0.00%	(0.90%)
Impact of changes in rates	(0.20%)	(12.20%)
Established/reversed tax deferrals (deferred tax liabilities) not thru provision	(68.80%)	(5.50%)
Other	(1.30%)	0.00%
Valuation allowance for deferred income tax assets	13.20%	(18.00%)
Effective income tax rate	(0.10%)	(0.10%)